Derivatives - Schedule of Notional Amounts and Estimated Fair Values (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives Fair Value [Line Items]
Notional Amount	$ 2,655,396	$ 2,163,167	$ 1,832,365
Fair Value, Other Assets	3,346	4,361	7,738
Fair Value, Other Liabilities	19,288	20,360	4,978
Derivatives Designated as Hedging Instruments | Cash Flow Hedges | Commercial Loans | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Notional Amount	1,332,000	1,332,000	982,000
Fair Value, Other Assets		1,184	2,916
Fair Value, Other Liabilities	15,830	17,225	278
Derivatives Not Designated as Hedging Instruments
Derivatives Fair Value [Line Items]
Notional Amount	1,323,396	831,167	850,365
Fair Value, Other Assets	3,346	3,177	4,822
Fair Value, Other Liabilities	3,458	3,135	4,700
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Held for Sale Interest Rate Lock Commitments
Derivatives Fair Value [Line Items]
Notional Amount	10,051	3,788	9,024
Fair Value, Other Assets		88	64
Fair Value, Other Liabilities	123
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Held for Sale Floating Commitments
Derivatives Fair Value [Line Items]
Notional Amount	10,754	5,895	17,390
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts
Derivatives Fair Value [Line Items]
Notional Amount	45,659		36,672
Fair Value, Other Assets	713		366
Fair Value, Other Liabilities	696		312
Derivatives Not Designated as Hedging Instruments | Commercial Loans | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Notional Amount	718,686	474,923	473,446
Fair Value, Other Assets	2,481	2,877	4,340
Fair Value, Other Liabilities	2,481	2,877	4,340
Derivatives Not Designated as Hedging Instruments | Commercial Loans | Interest Rate Caps
Derivatives Fair Value [Line Items]
Notional Amount	267,347	286,959	308,812
Fair Value, Other Assets	104	94	48
Fair Value, Other Liabilities	104	94	48
Derivatives Not Designated as Hedging Instruments | Commercial Loans | Interest Rate Floors
Derivatives Fair Value [Line Items]
Notional Amount	265,515	51,878
Fair Value, Other Assets	48	118
Fair Value, Other Liabilities	48	118
Derivatives Not Designated as Hedging Instruments | Forward Contracts | Mortgage Loan Forward Sale Commitments
Derivatives Fair Value [Line Items]
Notional Amount	5,384	7,724	5,021
Fair Value, Other Assets			$ 4
Fair Value, Other Liabilities	$ 6	$ 46